UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack Murphy, Esq.
One New York Plaza	Dechert
New York, New York 10004	1775 I Street, NW
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders is filed herewith.

Goldman Sachs Funds

ASSET ALLOCATION PORTFOLIOS	Semiannual Report June 30, 2007

Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

Goldman Sachs Asset Allocation Portfolios

■	GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

■	GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

■	GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

■	GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

■	GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

■	GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

The Balanced Strategy Portfolio is expected to invest a relatively significant percentage of its equity allocation in the Goldman Sachs Structured Large Cap Growth, Structured Large Cap Value and Structured International Equity Funds and may invest a relatively significant percentage of its assets in the Global Income and High Yield Funds. It is expected that the Portfolio will invest more than 25% of its assets in the Short Duration Government Fund. The Portfolio is subject to the risk factors of those funds. Some of those risk factors include credit and interest rate risk, the price fluctuations of U.S. government securities in response to changes in interest rates; the volatility of investments in the stock market; and currency, economic and political risks of non-U.S. investments.
The Growth and Income Strategy Portfolio is expected to invest a relatively significant percentage of its equity allocation in the Goldman Sachs Structured Large Cap Growth, Structured Large Cap Value and Structured International Equity Funds and will invest a relatively significant percentage of its assets in the Core Fixed Income and Global Income Funds. The Portfolio is subject to the risk factors of those funds. Some of those risk factors include credit and interest rate risk, the price fluctuations of U.S. government securities in response to changes in interest rates; the credit risk and volatility of high-yield bonds; and the volatility of non-U.S. stocks and bonds and U.S. stocks.
The Growth Strategy Portfolio is expected to invest a relatively significant percentage of its equity allocation in the Goldman Sachs Structured Large Cap Growth, Structured Large Cap Value and Structured International Equity Funds, and is subject to the risk factors of those funds. Some of those risk factors include the volatility of U.S. and non-U.S. equity investments; the credit risk and volatility of high yield bonds; and the political, economic and currency risks of non-US securities.
The Equity Growth Strategy Portfolio is expected to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Structured Large Cap Value and Structured International Equity Funds, and is subject to the risk factors of those funds. Some of those risk factors include the volatility of US and non-US equity investments; and the political, economic and currency risks of non-U.S. securities, which are particularly significant regarding equities of issuers located in emerging markets.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

The Income Strategies Portfolio is expected to invest a relatively significant percentage of its assets in the Goldman Sachs U.S. Mortgages, High Yield and Emerging Markets Debt Funds. Additionally, it is expected that the Portfolio will invest more than 25% of its assets in the U.S. Equity Dividend and Premium Fund. The Portfolio is subject to the risk factors of those funds. Some of those risk factors include credit and interest rate risk, the price fluctuations of U.S. government securities in response to changes in interest rates; the volatility of investments in high yield bonds and the stock market; the risks associated with writing options; and the political, economic and currency risks of non-US securities, which are particularly significant regarding issuers located in emerging markets. The Portfolio is subject to the underlying fund expenses as well as the expenses of the Portfolio, and the cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds.
The Satellite Strategies Portfolio is expected to invest a relatively significant percentage of its assets in the Goldman Sachs Emerging Markets Equity, International Small Cap, Real Estate Securities, International Real Estate Securities, High Yield, Emerging Markets Debt and Commodity Strategy Funds. The Portfolio is subject to the risk factors of those funds. Some of those risk factors include credit and interest rate risk; the volatility in commodity prices; the volatility of high yield bonds, US equity and non-US equity investments; and the political, economic and currency risks of non-US securities, which are particularly significant regarding equities of issuers located in emerging markets. The Portfolio is subject to the underlying fund expenses as well as the expenses of the Portfolio, and the cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
What Differentiates Goldman Sachs’
Approach to Asset Allocation?
We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

EACH GOLDMAN SACHS
ASSET ALLOCATION
STRATEGY DELIVERS:

■ Comprehensive investment
strategies for any life stage

■ Automatic diversification and
risk management benefits

■ Forward-looking, quarterly
tactical reallocation

■ Simplicity and efficiency
■ Goldman Sachs’ Quantitative Strategies Team determines the strategic and quarterly tactical asset allocations. The team is comprised of over 70 professionals with significant academic and practitioner experience and manages more than $100.0 billion in assets as of June 30, 2007 for institutional, high net worth and individual investors.

■ Goldman Sachs’ Portfolio Management Teams offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.
Goldman Sachs Asset Allocation Investment Process

Quantitative Strategies Team
Each asset allocation portfolio represents a diversified global portfolio on the efficient frontier. The portfolios differ in their long-term objective, and therefore, their asset allocation mix. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

Quantitative Strategies Team
For each portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each strategy, we shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets.
Using proprietary portfolio construction models to maintain each Portfolio’s original risk/return profile over time, the team makes eight active decisions based on its current outlook on global equity, fixed income and currency markets.

■ Asset class selection	Are U.S. stocks, U.S. bonds or cash more attractive?
■ Regional equity selection	Are U.S. or non-U.S. equities more attractive?
■ Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
■ U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
■ U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
■ Equity country selection	Which international countries are most attractive?
■ High yield selection	Are high yield or core fixed income securities more attractive?
■ Emerging/developed equity selection	Are emerging or developed equities more attractive?

Mutual Fund Portfolio Management Teams
Each portfolio is comprised of 6-15 underlying Goldman Sachs Mutual Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection within each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

PERFORMANCE OVERVIEW
Asset Allocation Portfolios
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”) for the six-month period that ended June 30, 2007. For the Income Strategies Portfolio and Satellite Strategies Portfolio only, this report covers the period from the Portfolios’ inception on March 30, 2007 through June 30, 2007.
  Asset Allocation

Overall, the various Portfolios invest their assets in a strategic mix of underlying equity and fixed income funds. Every June, we reset our strategic benchmarks to reflect current market expectations and to bring the total equity portion of the various Portfolios in-line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns but we continue to adjust our tactical allocations to reflect our views. We adjust the overall asset allocation each quarter based on current market conditions and our economic and market forecasts. By reallocating the Portfolios on a quarterly basis, we seek to enhance performance over the long term.
  Regional and Sector Preferences

■	Asset Class Selection — Our quantitative models preferred international assets during the first half of 2007. We favored foreign stocks over U.S. stocks and strongly preferred international bonds over U.S. bonds. Our asset class timing decision, which tactically positions our exposure to stocks, bonds and cash, was one of our most significant tactical decisions. As we began 2007, we held a negative view on bonds and a positive view on stocks and cash. To further increase our equity exposure going into the second quarter, we reduced our tactical cash position.

In our equity style and size allocation models, we had a moderate bias toward U.S. growth stocks versus U.S. value stocks due to high risk premiums and attractive valuations. During the first quarter of 2007, favorable corporate financing conditions led to our decision to overweight small-cap stocks. However, we reversed our position during the second quarter in anticipation of increased market risk, as we believed larger firms were better positioned for this type of environment.

In the fixed income sector, we were overweight high yield issues during the first quarter of 2007. As market risk increased, we shifted our position and were overweight investment grade fixed income during the second quarter. High yield bonds tend to offer higher returns, but they also have higher levels of default risk. Given the signals of market uncertainty, we did not believe the premium offered by high yield bonds provided adequate compensation for the risk.

Meanwhile, because we found that the emerging markets offered greater long-term value than more developed markets, we were consistently overweight emerging equity.

■	Equities — We held a modest overweight in international equities relative to U.S. equities during the first quarter of 2007. However, we increased our international equity exposure entering the second quarter because of the relatively strong momentum exhibited by the foreign equity markets and supportive macroeconomic conditions.

PERFORMANCE OVERVIEW

While the aforementioned views reflect our overall positioning on U.S. equities relative to international equities, we also implemented our country level views within the Goldman Sachs Structured International Equity Fund. Among international equity markets, Europe remained one of our preferred global regions. We continued to find Germany, Switzerland and the Netherlands particularly attractive sources of value. In Asia, Hong Kong was relatively attractive, but Japan was less so because of weak momentum. We remained bearish on the U.K. and Australia given unattractive valuations and less supportive macroeconomic conditions.

■	Fixed Income — We strongly preferred international fixed income over U.S. fixed income during the reporting period. Foreign macroeconomic conditions appeared more favorable for international debt markets and the level of real yield offered in the U.S. remained unattractive relative to foreign bond issues.
  Performance

The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance and 3) asset allocation decisions.

1.	CONTRIBUTION OF STRATEGIC ASSET ALLOCATION POLICY

On an absolute basis, the Asset Allocation Portfolios showed strong performance for the six-month period. In general, the Portfolios’ returns were driven by their equity exposure, while their fixed income exposure was also moderately positive. They also benefited from the diversification provided by our allocations to less traditional asset classes, such as emerging equity, emerging debt and commodities.

2.	CONTRIBUTION OF UNDERLYING FUND PERFORMANCE

The second component of the Portfolios’ performance is the contribution from our underlying fund managers. Overall, underlying fund security selection detracted from the performance of all of the Portfolios over the six-month period, although eight of the 14 underlying funds outperformed their respective benchmarks. The weakest performers included the Structured Small Cap Fund, the Emerging Markets Equity Fund, the Structured Large Cap Growth Fund and the Real Estate Securities Fund.

3.	CONTRIBUTION OF ASSET ALLOCATION DECISIONS

Our Global Tactical Asset Allocation (GTAA) decisions generated positive returns across all Portfolios during the six-month period. They added approximately 70 basis points of excess return in the Equity Growth Strategy Portfolio, 80 basis points in the Growth Strategy Portfolio, 85 basis points in the Growth and Income Strategy Portfolio and 60 basis points in the Balanced Strategy Portfolio.

PERFORMANCE OVERVIEW

Our decision to overweight U.S. stocks relative to U.S. bonds produced a particularly strong contribution during the reporting period. In addition, the Portfolios benefited from our equity country selection strategy, as implemented within the Structured International Equity Fund.

■	Goldman Sachs Balanced Strategy Portfolio — During the six-month period ended June 30, 2007, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 4.18%, 3.79%, 3.73%, 4.37% and 4.20%, respectively.

■	Goldman Sachs Growth and Income Strategy Portfolio — During the six-month period ended June 30, 2007, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 5.40%, 5.03%, 5.07%, 5.58% and 5.35%, respectively.

■	Goldman Sachs Growth Strategy Portfolio — During the six-month period ended June 30, 2007, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 6.73%, 6.31%, 6.36%, 6.91% and 6.61%, respectively.

■	Goldman Sachs Equity Growth Strategy Portfolio — During the six-month period ended June 30, 2007, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 7.98%, 7.59%, 7.62%, 8.21% and 7.91%, respectively.
  Income Strategies Portfolio

On a strategic basis, the Portfolio’s return was driven by the performance of its equity exposure. In addition, the aforementioned asset allocation decisions contributed approximately 30 basis points of excess return.

Although seven of the 10 underlying funds outperformed their benchmarks, underlying fund security selection detracted from the Portfolio’s performance. The U.S. Equity Dividend and Premium Fund experienced the poorest performance relative to its benchmark; however, given its strategy of selling call options, this outcome was not unexpected during a period of strong equity market returns such as the second quarter.

■	Goldman Sachs Income Strategies Portfolio — For the period from the Fund’s inception on March 30, 2007 to June 30, 2007, the Portfolio’s Class A, C and Institutional Shares generated cumulative total returns of 1.23%, 1.00% and 1.30%, respectively.

PERFORMANCE OVERVIEW
  Satellite Strategies Portfolio

Emerging markets equity was the Portfolio’s strongest performing asset class. International small cap stocks and commodities also performed well. In contrast, domestic and international real estate both experienced a particularly difficult period.

The underlying funds collectively underperformed their benchmarks during the abbreviated reporting period, with the Emerging Markets Equity Fund experiencing the poorest performance relative to its benchmark.

■	Goldman Sachs Satellite Strategies Portfolio — For the period from the Fund’s inception on March 30, 2007 to June 30, 2007, the Portfolio’s Class A, C and Institutional Shares generated cumulative total returns of 2.34%, 2.25% and 2.48%, respectively.

We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. We thank you for the confidence you have placed in us and we look forward to your continued support.

Goldman Sachs Quantitative Strategies Group

July 27, 2007

FUND BASICS
Balanced Strategy
as of June 30, 2007
PERFORMANCE REVIEW

January 1, 2007–June 30, 2007	Portfolio Total Return (based on NAV)[1]

Class A	4.18%
Class B	3.79
Class C	3.73
Institutional	4.37
Service	4.20

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 6/30/07	One Year	Five Years	Since Inception (1/2/98)

Class A	5.13%	7.21%	5.22%
Class B	4.98	7.26	5.05
Class C	9.30	7.60	5.06
Institutional	11.64	8.85	6.26
Service	11.11	8.33	5.75

[2]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
EXPENSE RATIOS[3]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.24%	1.43%
Class B	1.99	2.18
Class C	1.99	2.18
Institutional	0.84	1.03
Service	1.34	1.53

[3]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund, include the underlying fund expenses, and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2007 to June 30, 2007. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.
OVERALL FUND WEIGHTINGS[5]
Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Growth and Income Strategy
as of June 30, 2007
PERFORMANCE REVIEW

January 1, 2007–June 30, 2007	Portfolio Total Return (based on NAV)[1]

Class A	5.40%
Class B	5.03
Class C	5.07
Institutional	5.58
Service	5.35

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 6/30/07	One Year	Five Years	Since Inception (1/2/98)

Class A	8.76%	10.48%	6.19%
Class B	8.89	10.60	6.03
Class C	13.12	10.90	6.03
Institutional	15.53	12.19	7.26
Service	14.89	11.62	6.71

[2]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
EXPENSE RATIOS[3]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.31%	1.47%

Class B	2.06	2.22

Class C	2.06	2.22

Institutional	0.91	1.07

Service	1.41	1.57

[3]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund, include the underlying fund expenses, and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2007 to June 30, 2007. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.
OVERALL FUND WEIGHTINGS[5]
Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include money market funds and repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Growth Strategy
as of June 30, 2007
PERFORMANCE REVIEW

January 1, 2007–June 30, 2007	Portfolio Total Return (based on NAV)[1]

Class A	6.73%
Class B	6.31
Class C	6.36
Institutional	6.91
Service	6.61

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 6/30/07	One Year	Five Years	Since Inception (1/2/98)

Class A	11.93%	12.44%	6.29%
Class B	12.35	12.61	6.14
Class C	16.55	12.87	6.14
Institutional	18.92	14.17	7.34
Service	18.30	13.61	6.80

[2]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
EXPENSE RATIOS[3]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.35%	1.51%
Class B	2.10	2.26
Class C	2.10	2.26
Institutional	0.95	1.11
Service	1.45	1.61

[3]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund, include the underlying fund expenses, and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2007 to June 30, 2007. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.
OVERALL FUND WEIGHTINGS[5]
Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Equity Growth Strategy
as of June 30, 2007
PERFORMANCE REVIEW

January 1, 2007–June 30, 2007	Portfolio Total Return (based on NAV)[1]

Class A	7.98%
Class B	7.59
Class C	7.62
Institutional	8.21
Service	7.91

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 6/30/07	One Year	Five Years	Since Inception (1/2/98)

Class A	15.33%	14.04%	6.29%
Class B	15.96	14.23	6.14
Class C	20.17	14.48	6.14
Institutional	22.55	15.79	7.57
Service	21.88	15.21	7.07

[2]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
EXPENSE RATIOS[3]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.39%	1.60%
Class B	2.14	2.35
Class C	2.14	2.35
Institutional	0.99	1.20
Service	1.49	1.70

[3]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund, include the underlying fund expenses, and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2007 to June 30, 2007. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.
OVERALL FUND WEIGHTINGS[5]
Percentage of Net Assets

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Short-term investments include repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Income Strategies
as of June 30, 2007
PERFORMANCE REVIEW

March 30, 2007–June 30, 2007	Portfolio Total Return (based on NAV)[1]

Class A	1.23%
Class C	1.00
Institutional	1.30

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 6/30/07	One Year	Since Inception (3/30/07)

Class A	N/A	-4.32%
Class C	N/A	-0.01
Institutional	N/A	1.30

[2]	The Standardized Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
EXPENSE RATIOS[3]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.28%	1.73%
Class C	2.03	2.48
Institutional	0.88	1.33

[3]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund, include the underlying fund expenses, and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2007 to June 30, 2007. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.
OVERALL FUND WEIGHTINGS[5]
Percentage of Net Assets as of 6/30/07

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Satellite Strategies
as of June 30, 2007
PERFORMANCE REVIEW

March 30, 2007–June 30, 2007	Portfolio Total Return (based on NAV)[1]

Class A	2.34%
Class C	2.25
Institutional	2.48

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 6/30/07	One Year	Since Inception (3/30/07)

Class A	N/A	-3.27%
Class C	N/A	1.24
Institutional	N/A	2.48

[2]	The Standardized Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
EXPENSE RATIOS[3]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.57%	1.98%
Class C	2.32	2.73
Institutional	1.17	1.58

[3]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund, include the underlying fund expenses, and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

[4]	The tactical fund weightings are set at the beginning of each calendar quarter. The weighting in the chart above reflects the allocations from April 1, 2007 to June 30, 2007. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.
OVERALL FUND WEIGHTINGS[5]
Percentage of Net Assets as of 6/30/07

[5]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.0%

Equity – 45.7%
6,782,363	Goldman Sachs Structured International Equity Fund – 19.0%	$114,554,113
5,076,652	Goldman Sachs Structured Large Cap Growth Fund – 12.9%	77,672,778
3,908,405	Goldman Sachs Structured Large Cap Value Fund – 9.9%	59,603,169
426,035	Goldman Sachs Real Estate Securities Fund – 1.5%	8,806,153
697,845	Goldman Sachs International Real Estate Securities Fund – 1.4%	8,737,022
398,743	Goldman Sachs Structured Small Cap Equity Fund – 1.0%	5,969,187

		275,342,422

Fixed Income – 52.5%
20,894,982	Goldman Sachs Short Duration Government Fund – 33.4%	201,427,624
6,219,932	Goldman Sachs Global Income Fund – 13.0%	78,433,347
1,914,536	Goldman Sachs High Yield Fund – 2.6%	15,507,742
1,186,386	Goldman Sachs Commodity Strategy Fund – 2.0%	11,982,495
755,358	Goldman Sachs Emerging Markets Debt Fund – 1.5%	9,018,980
143	Goldman Sachs Enhanced Income Fund – 0.0%	1,393
40	Goldman Sachs Government Income Fund – 0.0%	576
55	Goldman Sachs Core Plus Fixed Income Fund – 0.0%	535

		316,372,692

		Interest
Shares	Description	Rate	Value
Mutual Funds (Institutional Shares) – (continued)

Money Market – 0.8%
4,606,632	Financial Square Prime Obligations Fund – 0.8%	5.226%	$4,606,632

TOTAL MUTUAL FUNDS – 99.0%
(Cost $571,175,137)			$596,321,746

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) – 0.1%

Joint Repurchase Agreement Account II
$900,000	5.369%	07/02/07	$900,000
Maturity Value: $900,403
(Cost $900,000)

TOTAL INVESTMENTS – 99.1%
(Cost $572,075,137)			$597,221,746

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			5,239,129

NET ASSETS – 100.0%			$602,460,875

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 29, 2007. Additional information appears on page 25.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 98.9%

Equity – 65.6%
47,378,312	Goldman Sachs Structured International Equity Fund – 25.5%	$800,219,685
34,017,856	Goldman Sachs Structured Large Cap Growth Fund – 16.6%	520,473,199
27,939,504	Goldman Sachs Structured Large Cap Value Fund – 13.6%	426,077,443
5,666,055	Goldman Sachs Emerging Markets Equity Fund – 5.0%	155,986,505
4,850,666	Goldman Sachs International Real Estate Securities Fund – 1.9%	60,730,336
3,113,133	Goldman Sachs Structured Small Cap Equity Fund – 1.5%	46,603,597
2,217,707	Goldman Sachs Real Estate Securities Fund – 1.5%	45,840,004

		2,055,930,769

Fixed Income – 32.5%
58,455,569	Goldman Sachs Global Income Fund – 23.5%	737,124,727
7,714,360	Goldman Sachs Commodity Strategy Fund – 2.5%	77,915,038
6,497,295	Goldman Sachs Emerging Markets Debt Fund – 2.5%	77,577,704
8,052,282	Goldman Sachs High Yield Fund – 2.1%	65,223,488
6,184,727	Goldman Sachs Short Duration Government Fund – 1.9%	59,620,770
24,413	Goldman Sachs Core Fixed Income Fund – 0.0%	237,787
297	Goldman Sachs Enhanced Income Fund – 0.0%	2,884
154	Goldman Sachs Core Plus Fixed Income Fund – 0.0%	1,511
81	Goldman Sachs Government Income Fund – 0.0%	1,171

		1,017,705,080

		Interest
Shares	Description	Rate	Value
Mutual Funds (Institutional Shares) – (continued)

Money Market – 0.8%
23,855,241	Financial Square Prime Obligations Fund – 0.8%	5.226%	$23,855,241

TOTAL INVESTMENTS – 98.9%
(Cost $2,888,618,084)			$3,097,491,090

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			35,293,713

NET ASSETS – 100.0%			$3,132,784,803

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.4%

Equity – 85.5%
57,151,972	Goldman Sachs Structured International Equity Fund – 33.0%	$965,296,802
42,150,515	Goldman Sachs Structured Large Cap Growth Fund – 22.1%	644,902,887
36,497,686	Goldman Sachs Structured Large Cap Value Fund – 19.0%	556,589,706
6,336,409	Goldman Sachs Emerging Markets Equity Fund – 6.0%	174,441,334
3,871,557	Goldman Sachs Structured Small Cap Equity Fund – 2.0%	57,957,203
4,507,725	Goldman Sachs International Real Estate Securities Fund – 1.9%	56,436,720
2,070,145	Goldman Sachs Real Estate Securities Fund – 1.5%	42,789,896

		2,498,414,548

Fixed Income – 13.9%
20,872,469	Goldman Sachs Global Income Fund – 9.0%	263,201,833
7,189,987	Goldman Sachs Commodity Strategy Fund – 2.5%	72,618,869
3,617,168	Goldman Sachs Emerging Markets Debt Fund – 1.4%	43,188,991
3,591,353	Goldman Sachs High Yield Fund – 1.0%	29,089,960
604	Goldman Sachs Enhanced Income Fund – 0.0%	5,869
551	Goldman Sachs Core Plus Fixed Income Fund – 0.0%	5,401
305	Goldman Sachs Government Income Fund – 0.0%	4,412

		408,115,335

TOTAL MUTUAL FUNDS – 99.4%
(Cost $2,619,831,075)		$2,906,529,883

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) – 0.2%

Joint Repurchase Agreement Account II
$5,800,000	5.369%	07/02/07	$5,800,000
Maturity Value: $5,802,595
(Cost $5,800,000)

TOTAL INVESTMENTS – 99.6%
(Cost $2,625,631,075)			$2,912,329,883

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			10,622,087

NET ASSETS – 100.0%			$2,922,951,970

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 29, 2007. Additional information appears on page 25.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.5%

Equity – 96.5%
22,694,201	Goldman Sachs Structured International Equity Fund – 38.6%	$383,305,055
15,803,287	Goldman Sachs Structured Large Cap Growth Fund – 24.3%	241,790,296
13,889,009	Goldman Sachs Structured Large Cap Value Fund – 21.3%	211,807,380
2,511,863	Goldman Sachs Emerging Markets Equity Fund – 6.9%	69,151,592
1,318,384	Goldman Sachs Structured Small Cap Equity Fund – 2.0%	19,736,211
1,517,592	Goldman Sachs International Real Estate Securities Fund – 1.9%	19,000,256
704,941	Goldman Sachs Real Estate Securities Fund – 1.5%	14,571,137

		959,361,927

Fixed Income – 3.0%
2,937,277	Goldman Sachs Commodity Strategy Fund – 3.0%	29,666,495
43	Goldman Sachs Core Plus Fixed Income Fund – 0.0%	419
20	Goldman Sachs Government Income Fund – 0.0%	296

		29,667,210

TOTAL MUTUAL FUNDS – 99.5%
(Cost $874,912,175)		$989,029,137

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) – 0.1%

Joint Repurchase Agreement Account II
$900,000	5.369%	07/02/07	$900,000
Maturity Value: $900,403
(Cost $900,000)

TOTAL INVESTMENTS – 99.6%
(Cost $875,812,175)			$989,929,137

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			3,990,453

NET ASSETS – 100.0%			$993,919,590

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 29, 2007. Additional information appears on page 25.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.0%

Equity – 43.8%
408,313	Goldman Sachs U.S. Equity Dividend and Premium Fund – 27.9%	$4,667,015
81,765	Goldman Sachs Structured International Equity Fund – 8.2%	1,381,013
51,952	Goldman Sachs International Real Estate Securities Fund – 3.9%	650,434
30,710	Goldman Sachs Real Estate Securities Fund – 3.8%	634,779

		7,333,241

Fixed Income – 55.2%
188,831	Goldman Sachs Emerging Markets Debt Fund – 13.4%	2,254,639
268,644	Goldman Sachs High Yield Fund – 13.0%	2,176,019
128,903	Goldman Sachs Global Income Fund – 9.7%	1,625,463
124,737	Goldman Sachs Investment Grade Credit Fund – 7.3%	1,223,667
117,910	Goldman Sachs U.S. Mortgages Fund – 6.9%	1,150,802
87,752	Goldman Sachs Ultra-Short Duration Government Fund – 4.9%	816,971
81	Goldman Sachs Government Income Fund – 0.0%	1,171

		9,248,732

TOTAL INVESTMENTS – 99.0%
(Cost $16,581,500)		$16,581,973

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		170,690

NET ASSETS – 100.0%		$16,752,663

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments
June 30, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 95.7%

Equity – 51.3%
261,231	Goldman Sachs Concentrated Emerging Markets Equity Fund – 17.5%	$2,612,306
111,780	Goldman Sachs International Small Cap Fund – 17.4%	2,608,947
115,286	Goldman Sachs International Real Estate Securities Fund – 9.7%	1,443,379
48,491	Goldman Sachs Real Estate Securities Fund – 6.7%	1,002,300

		7,666,932

Fixed Income – 44.4%
228,932	Goldman Sachs Emerging Markets Debt Fund – 18.3%	2,733,452
202,039	Goldman Sachs Commodity Strategy Fund – 13.6%	2,040,596
231,545	Goldman Sachs High Yield Fund – 12.5%	1,875,512

		6,649,560

TOTAL INVESTMENTS – 95.7%
(Cost $14,393,570)		$14,316,492

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.3%		639,444

NET ASSETS – 100.0%		$14,955,936

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

ADDITIONAL INVESTMENT INFORMATION
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2007, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Balanced Strategy	$900,000

Growth Strategy	5,800,000

Equity Growth Strategy	900,000

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	5.36%	07/02/07	$1,000,446,667

Barclays Capital PLC	1,000,000,000	5.38	07/02/07	1,000,448,333

Bear Stearns	750,000,000	5.40	07/02/07	750,337,500

Citigroup Global Markets, Inc.	1,500,000,000	5.40	07/02/07	1,500,675,000

Credit Suisse Securities (USA) LLC	250,000,000	5.38	07/02/07	250,112,083

Deutsche Bank Securities, Inc.	100,000,000	5.25	07/02/07	100,043,750

Deutsche Bank Securities, Inc.	2,000,000,000	5.35	07/02/07	2,000,891,667

Greenwich Capital Markets	500,000,000	5.38	07/02/07	500,224,167

Lehman Brothers Holdings, Inc.	250,000,000	5.29	07/02/07	250,110,208

Lehman Brothers Holdings, Inc.	250,000,000	5.30	07/02/07	250,110,417

UBS Securities LLC	100,000,000	5.35	07/02/07	100,044,583

Wachovia Capital Markets	250,000,000	5.40	07/02/07	250,112,500

TOTAL	$7,950,000,000			$7,953,556,875

At June 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 5.000% to 6.000%, due 06/14/13 to 08/15/19; Federal Home Loan Mortgage Association, 3.500% to 8.000%, due 01/01/08 to 02/01/46; Federal National Mortgage Association, 0.000% to 11.500%, due 01/01/08 to 06/01/47; Government National Mortgage Association, 4.500% to 8.500%, due 07/15/09 to 06/15/37. The aggregate market value of the collateral, including accrued interest, was $8,144,019,914.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Schedule of Investments (continued)
June 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Assets and Liabilities
June 30, 2007 (Unaudited)

Balanced Strategy
Portfolio

Assets:

Investments in securities, at value (identified cost $572,075,137, $2,888,618,084, $2,625,631,075, $875,812,175, $16,581,500 and $14,393,570, respectively)	$597,221,746
Cash	—
Receivables:
Investment securities sold	12,009,119
Portfolio shares sold	3,872,022
Dividends and interest	1,482,321
Reimbursement from adviser	12,242
Deferred offering costs	—
Other assets	3,896

Total assets	614,601,346

Liabilities:

Due to Custodian	5,632
Payables:
Investment securities purchased	10,199,477
Portfolio shares repurchased	1,453,124
Amounts owed to affiliates	353,689
Accrued expenses and other liabilities	128,549

Total liabilities	12,140,471

Net Assets:

Paid-in capital	566,482,220
Accumulated undistributed (distribution in excess of) net investment income (loss)	264,187
Accumulated net realized gain (loss) on investment transactions	10,567,859
Net unrealized gain (loss) on investments	25,146,609

NET ASSETS	$602,460,875

Net Assets:
Class A	$321,286,134
Class B	38,460,833
Class C	136,926,968
Institutional	97,938,984
Service	7,847,956

Shares Outstanding:
Class A	27,727,930
Class B	3,320,040
Class C	11,819,661
Institutional	8,448,355
Service	676,196

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	51,992,182

Net asset value, offering and redemption price per share:(a)
Class A	$11.59
Class B	11.58
Class C	11.58
Institutional	11.59
Service	11.61

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Balanced Strategy, Growth and Income Strategy, Growth Strategy, Equity Growth Strategy, Income Strategies and Satellite Strategies Portfolios is $12.26, $14.37, $16.46, $18.33, $10.65 and $10.77, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income	Growth Strategy	Equity Growth	Income Strategies	Satellite Strategies
Strategy Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio

$3,097,491,090	$2,912,329,883	$989,929,137	$16,581,973	$14,316,492
—	105,290	41,358	50,870	33,965
65,341,659	38,893,515	27,141,751	1,080,408	3,324,381
23,509,886	22,540,781	8,169,465	130,039	469,703
6,090,999	4,389,318	1,239,793	89,124	85,675
—	—	7,412	28,728	28,745
—	—	—	150,550	150,550
13,957	35,502	7,763	—	—

3,192,447,591	2,978,294,289	1,026,536,679	18,111,692	18,409,511

105,171	—	—	—	—
48,515,183	49,089,471	29,322,676	1,203,231	3,316,765
9,007,070	4,018,341	2,501,085	14,454	714
1,838,354	1,921,877	656,113	5,168	3,171
197,010	312,630	137,215	136,176	132,925

59,662,788	55,342,319	32,617,089	1,359,029	3,453,575

2,874,756,954	2,578,927,832	849,196,676	16,782,070	14,805,226
574,141	2,065,818	(1,459,728)	21,174	(871)
48,580,702	55,259,512	32,065,680	(51,054)	228,659
208,873,006	286,698,808	114,116,962	473	(77,078)

$3,132,784,803	$2,922,951,970	$993,919,590	$16,752,663	$14,955,936

$1,868,974,561	$1,628,802,059	$569,353,011	$4,757,438	$3,830,679
165,418,961	220,654,755	58,469,886	—	—
665,332,849	878,990,087	314,502,630	1,858,993	774,503
421,082,594	181,384,773	45,166,699	10,136,232	10,350,754
11,975,838	13,120,296	6,427,364	—	—

137,639,747	104,771,165	32,878,506	473,028	376,314
12,206,097	14,239,808	3,495,448	—	—
49,225,151	57,167,045	18,879,705	184,977	76,114
30,917,312	11,607,693	2,576,887	1,007,399	1,016,197
883,520	846,776	374,034	—	—

230,871,827	188,632,487	58,204,580	1,665,404	1,468,625

$13.58	$15.55	$17.32	$10.06	$10.18
13.55	15.50	16.73	—	—
13.52	15.38	16.66	10.05	10.18
13.62	15.63	17.53	10.06	10.19
13.55	15.49	17.18	—	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Operations

Balanced Strategy
Portfolio

For the Six Months Ended
June 30, 2007
(Unaudited)

Investment income:

Dividends from Underlying Funds	$6,066,293
Interest	347,548

Total investment income	6,413,841

Expenses:

Distribution and Service fees(b)	1,075,321
Transfer agent fees(b)	414,569
Management fees	388,771
Shareholder meeting expense	23,654
Registration fees	53,574
Printing fees	38,436
Professional fees	24,630
Custody and accounting fees	18,845
Service Share fees	20,544
Trustee fees	9,719
Amortization of offering costs	—
Other	7,973

Total expenses	2,076,036

Less — expense reductions	(155,333)

Net expenses	1,920,703

NET INVESTMENT INCOME (LOSS)	4,493,138

Realized and unrealized gain (loss) on investment transactions:

Net realized gain (loss) from investment transactions	5,660,945
Net change in unrealized gain (loss) on investments	10,332,323

Net realized and unrealized gain (loss) on investment transactions	15,993,268

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,486,406

(a)	Income Strategies and Satellite Strategies Portfolios commenced operations on March 30, 2007.

(b)	Class specific Distribution and Service and Transfer agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Portfolio	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Balanced Strategy	$332,443	$178,755	$564,123	$252,657	$33,963	$107,183	$19,122	$1,644
Growth and Income Strategy	1,960,368	706,973	2,679,752	1,489,879	134,325	509,153	69,833	2,247
Growth Strategy	1,605,738	813,187	3,540,391	1,220,360	154,506	672,674	34,381	2,257
Equity Growth Strategy	546,835	224,681	1,209,562	415,594	42,689	229,817	6,842	1,052
Income Strategies	1,839	—	1,972	1,397	—	375	1,004	—
Satellite Strategies	818	—	696	622	—	132	1,015	—
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and		Equity
Income Strategy	Growth Strategy	Growth Strategy	Income Strategies	Satellite Strategies
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

For the Six Months Ended	For the Six Months Ended	For the Six Months Ended	For the Period Ended	For the Period Ended
June 30, 2007	June 30, 2007	June 30, 2007	June 30, 2007(a)	June 30, 2007(a)
(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

$20,254,113	$11,444,474	$1,781,385	$145,067	$98,697
1,661,297	165,405	63,841	725	482

21,915,410	11,609,879	1,845,226	145,792	99,179

5,347,093	5,959,316	1,981,078	3,811	1,514
2,205,437	2,084,178	695,994	2,776	1,769
1,954,530	1,753,869	572,839	4,267	3,640
102,963	131,062	56,179	11,400	11,417
92,699	84,551	57,522	9,779	9,779
77,969	69,357	40,848	7,258	7,254
24,629	24,630	24,630	19,060	19,060
20,647	21,991	17,799	10,110	10,110
28,092	28,210	13,151	—	—
9,719	9,719	9,719	3,909	3,909
—	—	—	49,450	49,450
14,542	10,883	6,505	8,631	8,631

9,878,320	10,177,766	3,476,264	130,451	126,533

(254,200)	(236,588)	(162,129)	(107,854)	(107,899)

9,624,120	9,941,178	3,314,135	22,597	18,634

12,291,290	1,668,701	(1,468,909)	123,195	80,545

16,130,555	25,003,737	23,063,511	(51,054)	228,659
105,282,990	119,994,408	34,902,955	473	(77,078)

121,413,545	144,998,145	57,966,466	(50,581)	151,581

$133,704,835	$146,666,846	$56,497,557	$72,614	$232,126

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Changes in Net Assets

			For the
	For the
	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2007	Year Ended	June 30, 2007	Year Ended
	Balanced Strate	gy Portfolio	Growth and Income St	rategy Portfolio

	(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

From operations:

Net investment income (loss)	$4,493,138	$8,329,763	$12,291,290	$26,266,541
Net realized gain (loss) from investment transactions	5,660,945	21,334,845	16,130,555	123,733,133
Net change in unrealized gain (loss) on investments	10,332,323	6,840,193	105,282,990	42,042,058

Net increase in net assets resulting from operations	20,486,406	36,504,801	133,704,835	192,041,732

Distributions to shareholders:

From net investment income
Class A Shares	(2,446,716)	(5,306,689)	(8,606,429)	(25,603,289)
Class B Shares	(171,196)	(731,369)	(215,721)	(2,126,008)
Class C Shares	(611,612)	(1,672,602)	(972,670)	(6,241,177)
Institutional Shares	(1,008,997)	(2,752,312)	(2,697,596)	(6,025,042)
Service Shares	(66,588)	(77,523)	(52,651)	(107,046)
From net realized gains
Class A Shares	—	(9,820,644)	—	(52,236,280)
Class B Shares	—	(1,560,128)	—	(5,391,356)
Class C Shares	—	(4,005,236)	—	(17,267,364)
Institutional Shares	—	(3,841,974)	—	(10,469,877)
Service Shares	—	(163,710)	—	(217,149)

Total distributions to shareholders	(4,305,109)	(29,932,187)	(12,545,067)	(125,684,588)

From share transactions:

Net proceeds from sales of shares	188,092,711	283,794,031	1,114,080,431	1,482,186,179
Reinvestment of dividends and distributions	3,794,027	26,455,531	11,301,679	111,713,958
Proceeds received in connection with merger	8,720,528	—	32,501,158	—
Cost of shares repurchased	(61,228,634)	(172,766,981)	(226,126,164)	(498,704,881)

Net increase in net assets resulting from share transactions	139,378,632	137,482,581	931,757,104	1,095,195,256

TOTAL INCREASE	155,559,929	144,055,195	1,052,916,872	1,161,552,400

Net assets:

Beginning of period	446,900,946	302,845,751	2,079,867,931	918,315,531

End of period	$602,460,875	$446,900,946	$3,132,784,803	$2,079,867,931

Accumulated undistributed (distributions in excess of) net investment income (loss)	$264,187	$76,158	$574,141	$827,918

(a)	Income Strategies and Satellite Strategies Portfolios commenced operations on March 30, 2007.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

				Income	Satellite
				Strategies	Strategies
Growth Strategy Portfolio		Equity Growth Strategy Portfolio		Portfolio	Portfolio

For the		For the		For the	For the
Six Months Ended	For the	Six Months Ended	For the	Period Ended	Period Ended
June 30, 2007	Year Ended	June 30, 2007	Year Ended	June 30, 2007	June 30, 2007
(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006	(Unaudited)(a)	(Unaudited)(a)

$1,668,701	$14,993,922	$(1,468,909)	$2,524,671	$123,195	$80,545
25,003,737	94,489,636	23,063,511	33,071,872	(51,054)	228,659
119,994,408	80,689,317	34,902,955	34,608,386	473	(77,078)

146,666,846	190,172,875	56,497,557	70,204,929	72,614	232,126

—	(16,991,417)	—	(4,771,690)	(25,814)	(19,214)
—	(1,562,036)	—	(336,261)	—	—
—	(6,912,793)	—	(1,907,241)	(5,816)	(3,195)
—	(3,451,743)	—	(448,605)	(70,391)	(59,007)
—	(74,003)	—	(46,277)	—	—

—	(24,671,938)	—	(7,084,842)	—	—
—	(3,638,726)	—	(928,368)	—	—
—	(13,635,519)	—	(4,040,638)	—	—
—	(4,387,156)	—	(571,728)	—	—
—	(120,508)	—	(64,667)	—	—

—	(75,445,839)	—	(20,200,317)	(102,021)	(81,416)

992,660,031	1,261,901,412	395,275,259	373,703,638	16,698,562	14,725,543
—	65,498,073	—	17,045,335	84,088	80,702
147,376,782	—	33,961,887	—	—	—
(236,202,362)	(210,285,814)	(67,115,122)	(88,794,098)	(580)	(1,019)

903,834,451	1,117,113,671	362,122,024	301,954,875	16,782,070	14,805,226

1,050,501,297	1,231,840,707	418,619,581	351,959,487	16,752,663	14,955,936

1,872,450,673	640,609,966	575,300,009	223,340,522	—	—

$2,922,951,970	$1,872,450,673	$993,919,590	$575,300,009	$16,752,663	$14,955,936

$2,065,818	$397,117	$(1,459,728)	$9,181	$21,174	$(871)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements
June 30, 2007 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end, management investment company. The Trust includes Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Income Strategies Portfolio and Goldman Sachs Satellite Strategies Portfolio, collectively, the “Portfolios” or, individually, a “Portfolio”. Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy are diversified portfolios offering five classes of shares — Class A, Class B, Class C, Institutional and Service Shares. Income Strategies and Satellite Strategies are diversified portfolios offering three classes of shares — Class A, Class C and Institutional Shares.
Class A Shares of the Portfolios are sold with a front-end sales charge of up to 5.50%. Class B Shares of the Portfolios are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Portfolios are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class Shares of the Portfolios are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”), as distributor of the Portfolios, receives such sales charges of which a certain portion may be retained. The Goldman Sachs Income Strategies and Goldman Sachs Satellite Strategies Portfolios commenced operations on March 30, 2007.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.
B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are reflected as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.
     Class A, Class B and Class C Shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
E. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income	Capital Gains
	Distributions	Distributions

Portfolio	Declared & Paid	Declared & Paid

Balanced Strategy, Growth and Income Strategy and Satellite Strategies	Quarterly	Annually

Growth Strategy and Equity Growth Strategy	Annually	Annually

Income Strategies	Monthly	Annually

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Offering Costs — Offering costs paid in connection with the offering of shares of the Income Strategies and Satellite Strategies Portfolios are amortized on a straight line basis over 12 months from the date of the commencement of operations.
3. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”) serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, equal to an annual percentage rate of 0.15% of the average daily net assets of Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy Portfolios and 0.124% of the average daily net assets of Income Strategies and Satellite Strategies Portfolios.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)
3. AGREEMENTS (continued)
     Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Portfolios (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, taxes, interest, brokerage fees, litigation, Service Share fees, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent expense reductions) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy Portfolios and 0.01% of the average daily net assets of Income Strategies and Satellite Strategies Portfolios. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the period ended June 30, 2007, GSAM reimbursed certain other expenses as follows (in thousands):

Other Expense
Portfolio	Reimbursement

Balanced Strategy	$155

Growth and Income Strategy	254

Growth Strategy	237

Equity Growth Strategy	162

Income Strategies	108

Satellite Strategies	108

     Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the period ended June 30, 2007, Goldman Sachs advised the Portfolios that it retained the following approximate amounts:

		Contingent Deferred
	Sales Load	Sales Charge

Portfolio	Class A	Class B	Class C

Balanced Strategy	$303,500	$200	$—

Growth and Income Strategy	1,972,900	400	2,600

Growth Strategy	1,512,100	1,600	600

Equity Growth Strategy	471,500	2,400	1,900

Income Strategies	3,300	NA	—

Satellite Strategies	7,600	NA	—

     The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of each Portfolio’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class B and Class C Shares.
     The Trust, on behalf of each Portfolio, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

3. AGREEMENTS (continued)
The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% of the average daily net assets of the Service Shares.
     Goldman Sachs also serves as the Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     At June 30, 2007, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer	Over
Portfolio	Fee	Service Fees	Agent Fees	Reimbursement	Total

Balanced Strategy	$72	$203	$79	—	$354

Growth and Income Strategy	378	1,035	425	— *	1,838

Growth Strategy	340	1,166	406	10	1,922

Equity Growth Strategy	116	400	140	—	656

Income Strategies	2	2	1	—	5

Satellite Strategies	1	1	1	—	3

* Amount is less than $500
4. PORTFOLIO SECURITY TRANSACTIONS
The cost of purchases and proceeds from sales of the Underlying Funds for the period ended June 30, 2007, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy	$239,422,632	$94,052,432

Growth and Income Strategy	1,373,565,018	416,479,703

Growth Strategy	1,284,860,118	530,825,321

Equity Growth Strategy	510,768,523	184,931,634

Income Strategies	19,208,227	2,575,674

Satellite Strategies	18,161,609	3,996,699

5. LINE OF CREDIT FACILITY
The Portfolios participate in a $450,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Under the most restrictive arrangement under the facility, the Portfolios must own securities having a market value in excess of 300% of each Portfolio’s total bank borrowings. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate plus a spread. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the period ended June 30, 2007, the Portfolios did not have any borrowings under the facility.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)
6. TAX INFORMATION
At June 30, 2007, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Growth and		Equity
	Balanced	Income	Growth	Growth	Income	Satellite
	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Tax Cost	$574,475,938	$2,894,658,024	$2,633,029,636	$883,533,731	$16,581,500	$14,393,570

Gross unrealized gain	26,054,054	218,352,805	287,975,333	114,116,962	163,470	94,092
Gross unrealized loss	(3,308,246)	(15,519,739)	(8,675,086)	(7,721,556)	(162,997)	(171,170)

Net unrealized security gain (loss)	$22,745,808	$202,833,066	$279,300,247	$106,395,406	$473	$(77,078)

     The differences between book-basis and tax-basis unrealized gains (losses) are primarily attributable to wash sales and return of capital distributions from Underlying Fund investments.
7. OTHER MATTERS
Underlying Fund’s Concentration — The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control, however, investments by the Portfolios within their principal investment strategies may represent a significant portion of each Underlying Fund’s net assets. As of June 30, 2007, the Portfolios were the owners of record of 5% or more of the total outstanding voting shares of the Underlying Funds, as follows:

	Balanced	Growth and Income	Growth	Equity Growth	Income	Satellite
Underlying Funds	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Goldman Sachs Commodity Strategy	5%	31%	29%	12%	—%	—%

Goldman Sachs Concentrated Emerging Markets	—	—	—	—	—	26

Goldman Sachs Emerging Markets Debt	—	33	18	—	—	—

Goldman Sachs Emerging Markets Equity	—	8	9	—	—	—

Goldman Sachs Global Income	5	51	18	—	—	—

Goldman Sachs Real Estate Securities	—	5	—	—	—	—

Goldman Sachs Short Duration Government	24	7	—	—	—	—

Goldman Sachs Structured International Equity	—	17	20	8	—	—

Goldman Sachs Structured Large Cap Growth	—	22	28	10	—	—

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

7. OTHER MATTERS (continued)

	Balanced	Growth and Income	Growth	Equity Growth	Income	Satellite
Underlying Funds	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Goldman Sachs Structured Large Cap Value	—%	20%	26%	10%	—%	—%

Goldman Sachs Structured Small Cap Equity	—	5	6	—	—	—

As of June 30, 2007 the Portfolios, in aggregate, were the owners of record of more than 20% of the total outstanding voting shares of the following Underlying Funds.

Underlying Funds	% of shares held

Goldman Sachs Commodity Strategy	77%

Goldman Sachs Global Income	75

Goldman Sachs Structured Large Cap Growth	64

Goldman Sachs Structured Large Cap Value	59

Goldman Sachs Emerging Markets Debt	57

Goldman Sachs Structured International Equity	47

Goldman Sachs Short Duration Government	31

Goldman Sachs Concentrated Emerging Markets Equity	26

Goldman Sachs Emerging Markets Equity	20

Mergers and Reorganizations — At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Reorganization Agreement”) providing for the tax-free acquisition of the AXA Enterprise Conservative Allocation, AXA Enterprise Moderate Allocation, AXA Enterprise Moderate Plus Allocation and AXA Enterprise Aggressive Allocation Funds by the Goldman Sachs Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy Portfolios, respectively. The acquisition was completed on June 25, 2007 as of the close of business on June 22, 2007.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)
7. OTHER MATTERS (continued)
     Pursuant to the Agreement, the assets and liabilities of the AXA Enterprise Conservative Allocation Fund’s (“Acquired Fund”) Class A, Class B, Class C and Class Y were transferred into the Goldman Sachs Balanced Strategy Portfolio’s (“Survivor Fund”) Class A, Class B, Class C and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of June 22, 2007

Balanced Strategy Class A/AXA Enterprise Conservative Allocation Class A	546,094	$6,334,713	619,566

Balanced Strategy Class B/AXA Enterprise Conservative Allocation Class B	104,755	1,213,052	118,671

Balanced Strategy Class C/AXA Enterprise Conservative Allocation Class C	100,396	1,162,569	113,805

Balanced Strategy Institutional Class/AXA Enterprise Conservative Allocation Class Y	878	10,194	1,000

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired
	Net Assets	Net Assets	immediately	Fund’s
	before	before	after	Unrealized
Fund	acquisition	acquisition	acquisition	Appreciation

Balanced Strategy/AXA Enterprise Conservative Allocation	$580,356,272	$8,720,528	$589,076,800	$82,579

     Pursuant to the Agreement, the assets and liabilities of the AXA Enterprise Moderate Allocation Fund’s (“Acquired Fund”) Class A, Class B, Class C and Class Y were transferred into the Goldman Sachs Growth and Income Strategy Portfolio’s (“Survivor Fund”) Class A, Class B, Class C and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of June 22, 2007

Growth and Income Strategy Class A/AXA Enterprise Moderate Allocation Class A	1,549,834	$21,031,269	1,930,996

Growth and Income Strategy Class B/AXA Enterprise Moderate Allocation Class B	528,808	7,149,450	656,995

Growth and Income Strategy Class C/AXA Enterprise Moderate Allocation Class C	318,470	4,296,169	394,729

Growth and Income Strategy Institutional Class/AXA Enterprise Moderate Allocation Class Y	1,782	24,270	2,233

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

7. OTHER MATTERS (continued)
     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired
	Net Assets	Net Assets	immediately	Fund’s
	before	before	after	Unrealized
Fund	acquisition	acquisition	acquisition	Appreciation

Growth and Income Strategy/AXA Enterprise Moderate Allocation	$3,065,712,290	$32,501,158	$3,098,213,448	$1,385,968

     Pursuant to the Agreement, the assets and liabilities of the AXA Enterprise Moderate Plus Allocation Fund’s (“Acquired Fund”) Class A, Class B, Class C and Class Y were transferred into the Goldman Sachs Growth Strategy Portfolio’s (“Survivor Fund”) Class A, Class B, Class C and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of June 22, 2007

Growth Strategy Class A/AXA Enterprise Moderate Plus Allocation Class A	6,114,281	$94,770,855	11,012,498

Growth Strategy Class B/AXA Enterprise Moderate Plus Allocation Class B	2,573,356	39,758,497	4,730,998

Growth Strategy Class C/AXA Enterprise Moderate Plus Allocation Class C	791,574	12,134,800	1,449,627

Growth Strategy Institutional Class/AXA Enterprise Moderate Plus Allocation Class Y	45,740	712,630	82,439

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired
	Net Assets	Net Assets	immediately	Fund’s
	before	before	after	Unrealized
Fund	acquisition	acquisition	acquisition	Appreciation

Growth Strategy/AXA Enterprise Moderate Plus Allocation	$2,727,136,387	$147,376,782	$2,874,513,169	$11,887,456

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)
7. OTHER MATTERS (continued)
     Pursuant to the Agreement, the assets and liabilities of the AXA Enterprise Aggressive Allocation Fund’s (“Acquired Fund”) Class A, Class B, Class C and Class Y were transferred into the Goldman Sachs Equity Growth Strategy Portfolio’s (“Survivor Fund”) Class A, Class B, Class C and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of June 22, 2007

Equity Growth Strategy Class A/AXA Enterprise Aggressive Allocation Class A	1,043,471	$18,020,778	1,456,257

Equity Growth Strategy Class B/AXA Enterprise Aggressive Allocation Class B	455,756	7,601,980	615,154

Equity Growth Strategy Class C/AXA Enterprise Aggressive Allocation Class C	482,920	8,021,274	649,866

Equity Growth Strategy Institutional Class/AXA Enterprise Aggressive Allocation Class Y	18,194	317,855	25,775

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired
	Net Assets	Net Assets	immediately	Fund’s
	before	before	after	Unrealized
Survivor/Acquired Fund	acquisition	acquisition	acquisition	Appreciation

Equity Growth Strategy/AXA Enterprise Aggressive Allocation	$942,760,301	$33,961,887	$976,722,188	$2,614,275

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

7. OTHER MATTERS (continued)
New Accounting Pronouncement — On September 15, 2006, FASB released Statement Financial Accounting Standard No. 157, “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however; additional disclosures will be required.
8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On December 14, 2006, the Board of Trustees of the Trust, upon the recommendation of the Board’s audit committee, approved a change of Balanced Strategy, Growth and Income Strategy, Growth Strategy and Equity Growth Strategy Portfolios’ independent registered public accounting firm from Ernst & Young LLP to PricewaterhouseCoopers LLP. For the years ended December 31, 2006 and December 31, 2005, Ernst & Young LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the above-named Portfolios and Ernst & Young LLP on accounting principles or practices, financial statement disclosure, or audit scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Balanced Strategy Portfolio

	For the Six Months Ended
	June 30, 2007		For the Year Ended
	(Unaudited)		December 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,908,740	$113,796,046	12,191,477	$138,337,037
Reinvestment of dividends and distributions	195,763	2,243,745	1,248,879	13,989,793
Shares converted from Class B(a)	61,200	703,175	256,871	2,901,597
Shares issued in connection with merger	546,094	6,334,713	—	—
Shares repurchased	(3,101,148)	(35,478,985)	(3,555,451)	(40,375,237)

	7,610,649	87,598,694	10,141,776	114,853,190

Class B Shares
Shares sold	519,163	5,945,844	1,013,222	11,495,157
Reinvestment of dividends and distributions	12,914	147,712	174,964	1,959,185
Shares converted to Class A(a)	(61,307)	(703,175)	(257,232)	(2,901,597)
Shares issued in connection with merger	104,755	1,213,052	—	—
Shares repurchased	(279,030)	(3,204,902)	(813,865)	(9,152,795)

	296,495	3,398,531	117,089	1,399,950

Class C Shares
Shares sold	4,193,253	48,087,654	4,840,833	54,802,881
Reinvestment of dividends and distributions	33,799	386,840	343,022	3,844,066
Shares issued in connection with merger	100,396	1,162,569	—	—
Shares repurchased	(727,540)	(8,332,779)	(858,631)	(9,718,906)

	3,599,908	41,304,284	4,325,224	48,928,041

Institutional Shares
Shares sold	1,253,779	14,288,324	6,731,047	76,869,844
Reinvestment of dividends and distributions	87,915	1,007,408	587,860	6,593,003
Shares issued in connection with merger	878	10,194	—	—
Shares repurchased	(1,072,258)	(12,298,776)	(10,001,224)	(112,875,602)

	270,314	3,007,150	(2,682,317)	(29,412,755)

Service Shares
Shares sold	529,917	5,974,843	199,029	2,289,112
Reinvestment of dividends and distributions	725	8,322	6,195	69,484
Shares repurchased	(167,451)	(1,913,192)	(57,060)	(644,441)

	363,191	4,069,973	148,164	1,714,155

NET INCREASE	12,140,557	$139,378,632	12,049,936	$137,482,581

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth & Income Strategy Portfolio				Growth Strategy Portfolio

For the Six Months Ended				For the Six Months Ended
June 30, 2007		For the Year Ended		June 30, 2007		For the Year Ended
(Unaudited)		December 31, 2006		(Unaudited)		December 31, 2006

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

47,127,578	$627,344,973	63,657,085	$817,974,983	37,525,232	$566,075,857	50,537,064	$708,853,525
591,197	7,881,692	5,631,398	72,517,453	—	—	2,671,016	38,703,024
274,044	3,680,945	1,390,682	17,726,647	354,563	5,441,556	1,193,215	16,647,531
1,549,834	21,031,269	—	—	6,114,281	94,770,855	—	—
(10,963,270)	(146,500,710)	(12,401,820)	(160,066,170)	(8,411,224)	(127,466,738)	(8,288,207)	(115,823,396)

38,579,383	513,438,169	58,277,345	748,152,913	35,582,852	538,821,530	46,113,088	648,380,684

3,117,550	41,405,374	4,830,727	61,946,345	3,130,657	47,188,531	5,379,496	75,459,018
14,303	189,067	518,225	6,664,120	—	—	320,283	4,644,092
(275,069)	(3,680,945)	(1,394,615)	(17,726,647)	(355,384)	(5,441,556)	(1,195,997)	(16,647,531)
528,808	7,149,450	—	—	2,573,356	39,758,497	—	—
(736,304)	(9,812,739)	(2,080,929)	(26,487,837)	(669,920)	(10,127,352)	(1,760,507)	(24,461,136)

2,649,288	35,250,207	1,873,408	24,395,981	4,678,709	71,378,120	2,743,275	38,994,443

18,667,244	247,458,828	21,461,240	275,230,102	21,228,023	317,330,977	25,847,615	360,930,673
49,934	659,360	1,296,820	16,641,326	—	—	989,809	14,243,354
318,470	4,296,169	—	—	791,574	12,134,800	—	—
(2,298,755)	(30,513,878)	(2,589,633)	(33,129,280)	(2,513,291)	(37,714,039)	(2,568,929)	(35,873,770)

16,736,893	221,900,479	20,168,427	258,742,148	19,506,306	291,751,738	24,268,495	339,300,257

14,316,848	190,513,963	25,363,643	325,157,439	3,500,444	52,894,028	8,121,046	115,339,360
189,625	2,537,149	1,216,977	15,711,441	—	—	532,211	7,733,029
1,782	24,270	—	—	45,740	712,630	—	—
(2,835,592)	(38,102,165)	(21,692,121)	(278,801,918)	(3,960,399)	(59,346,263)	(2,402,481)	(33,515,522)

11,672,663	154,973,217	4,888,499	62,066,962	(414,215)	(5,739,605)	6,250,776	89,556,867

564,766	7,357,293	142,569	1,877,310	621,053	9,170,638	96,462	1,318,836
2,589	34,411	13,973	179,618	—	—	12,081	174,574
(90,023)	(1,196,672)	(17,257)	(219,676)	(102,358)	(1,547,970)	(44,579)	(611,990)

477,332	6,195,032	139,285	1,837,252	518,695	7,622,668	63,964	881,420

70,115,559	$931,757,104	85,346,964	$1,095,195,256	59,872,347	$903,834,451	79,439,598	$1,117,113,671

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS (continued)

	Equity Growth Strategy Portfolio

	For the Six Months Ended
	June 30, 2007		For the Year Ended
	(Unaudited)		December 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	13,838,946	$231,699,711	14,559,594	$221,709,317
Reinvestment of dividends and distributions	—	—	678,539	10,795,567
Shares converted from Class B(a)	92,658	1,585,126	390,923	5,808,685
Shares issued in connection with merger	1,043,471	18,020,778	—	—
Shares repurchased	(2,590,769)	(43,413,104)	(3,220,459)	(48,986,384)

	12,384,306	207,892,511	12,408,597	189,327,185

Class B Shares
Shares sold	875,569	14,203,440	1,195,184	17,557,274
Reinvestment of dividends and distributions	—	—	74,003	1,141,874
Shares converted to Class A(a)	(95,825)	(1,585,126)	404,115	(5,808,685)
Shares issued in connection with merger	455,756	7,601,980	—	—
Shares repurchased	(242,492)	(3,929,813)	(1,411,737)	(8,743,756)

	993,008	16,290,481	261,565	4,146,707

Class C Shares
Shares sold	7,845,893	126,421,594	7,728,398	113,663,530
Reinvestment of dividends and distributions	—	—	270,579	4,156,091
Shares issued in connection with merger	482,920	8,021,274	—	—
Shares repurchased	(1,010,288)	(16,314,457)	(1,356,252)	(19,809,447)

	7,318,525	118,128,411	6,642,725	98,010,174

Institutional Shares
Shares sold	1,112,912	18,975,856	1,176,302	18,017,009
Reinvestment of dividends and distributions	—	—	57,179	918,868
Shares issued in connection with merger	18,194	317,855	—	—
Shares repurchased	(150,582)	(2,602,929)	(731,514)	(10,905,025)

	980,524	16,690,782	501,967	8,030,852

Service Shares
Shares sold	241,554	3,974,658	177,838	2,756,508
Reinvestment of dividends and distributions	—	—	2,086	32,935
Shares repurchased	(50,763)	(854,819)	(22,450)	(349,486)

	190,791	3,119,839	157,474	2,439,957

NET INCREASE	21,867,154	$362,122,024	19,972,328	$301,954,875

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

(b)	Commencement date of operations for Income Strategies and Satellite Strategies Portfolios was March 30, 2007 for all share classes.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Income Strategies Portfolio		Satellite Strategies Portfolio

For the Period Ended		For the Period Ended
June 30, 2007		June 30, 2007
(Unaudited)(b)		(Unaudited)(b)

Shares	Dollars	Shares	Dollars

471,996	$4,812,849	374,473	$3,840,259
1,033	10,473	1,842	18,735
—	—	—	—
—	—	—	—
(1)	(10)	(1)	(10)

473,028	4,823,312	376,314	3,858,984

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

184,714	1,880,693	75,921	778,610
318	3,223	291	2,960
—	—	—	—
(55)	(560)	(98)	(999)

184,977	1,883,356	76,114	780,571

1,000,470	10,005,020	1,010,401	10,106,674
6,930	70,392	5,797	59,007
—	—	—	—
(1)	(10)	(1)	(10)

1,007,399	10,075,402	1,016,197	10,165,671

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

1,665,404	$16,782,070	1,468,625	$14,805,226

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value at	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2007 - A	$11.21	$0.11	$0.37	$0.48	$(0.10)	$—	$(0.10)
2007 - B	11.21	0.06	0.36	0.42	(0.05)	—	(0.05)
2007 - C	11.21	0.06	0.37	0.43	(0.06)	—	(0.06)
2007 - Institutional	11.22	0.13	0.36	0.49	(0.12)	—	(0.12)
2007 - Service	11.23	0.10	0.37	0.47	(0.09)	—	(0.09)
FOR THE YEARS ENDED DECEMBER 31,

2006 - A	10.89	0.29	0.89	1.18	(0.34)	(0.52)	(0.86)
2006 - B	10.89	0.19	0.91	1.10	(0.26)	(0.52)	(0.78)
2006 - C	10.90	0.21	0.88	1.09	(0.26)	(0.52)	(0.78)
2006 - Institutional	10.89	0.31	0.93	1.24	(0.39)	(0.52)	(0.91)
2006 - Service	10.91	0.29	0.88	1.17	(0.33)	(0.52)	(0.85)

2005 - A	10.79	0.28	0.32	0.60	(0.22)	(0.28)	(0.50)
2005 - B	10.78	0.17	0.36	0.53	(0.14)	(0.28)	(0.42)
2005 - C	10.80	0.19	0.33	0.52	(0.14)	(0.28)	(0.42)
2005 - Institutional	10.78	0.32	0.33	0.65	(0.26)	(0.28)	(0.54)
2005 - Service	10.80	0.23	0.37	0.60	(0.21)	(0.28)	(0.49)

2004 - A	10.00	0.25	0.77	1.02	(0.23)	—	(0.23)
2004 - B	10.00	0.16	0.77	0.93	(0.15)	—	(0.15)
2004 - C	10.01	0.17	0.77	0.94	(0.15)	—	(0.15)
2004 - Institutional	10.00	0.28	0.77	1.05	(0.27)	—	(0.27)
2004 - Service	10.01	0.23	0.77	1.00	(0.21)	—	(0.21)

2003 - A	8.83	0.23	1.18	1.41	(0.24)	—	(0.24)
2003 - B	8.83	0.16	1.18	1.34	(0.17)	—	(0.17)
2003 - C	8.84	0.16	1.18	1.34	(0.17)	—	(0.17)
2003 - Institutional	8.83	0.26	1.18	1.44	(0.27)	—	(0.27)
2003 - Service	8.84	0.22	1.18	1.40	(0.23)	—	(0.23)

2002 - A	9.43	0.25	(0.60)	(0.35)	(0.25)	—	(0.25)
2002 - B	9.43	0.18	(0.60)	(0.42)	(0.18)	—	(0.18)
2002 - C	9.44	0.18	(0.60)	(0.42)	(0.18)	—	(0.18)
2002 - Institutional	9.43	0.29	(0.60)	(0.31)	(0.29)	—	(0.29)
2002 - Service	9.44	0.25	(0.61)	(0.36)	(0.24)	—	(0.24)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the end of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		total expenses		income to		Portfolio
value, end	Total	period	to average		average		to average		average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$11.59	4.18%	$321,286	0.60	%(d)	1.88	%(d)	0.66	%(d)	1.82	%(d)	19%
11.58	3.79	38,461	1.35	(d)	1.11	(d)	1.41	(d)	1.05	(d)	19
11.58	3.73	136,927	1.35	(d)	1.13	(d)	1.41	(d)	1.07	(d)	19
11.59	4.37	97,939	0.20	(d)	2.26	(d)	0.26	(d)	2.20	(d)	19
11.61	4.20	7,848	0.70	(d)	1.77	(d)	0.76	(d)	1.71	(d)	19

11.21	11.09	225,576	0.59		2.60		0.68		2.51		89
11.21	10.16	33,894	1.34		1.70		1.43		1.61		89
11.21	10.22	92,178	1.34		1.86		1.43		1.77		89
11.22	11.50	91,738	0.19		2.77		0.28		2.68		89
11.23	10.87	3,514	0.69		2.54		0.78		2.45		89

10.89	5.63	108,661	0.59		2.50		0.77		2.32		90
10.89	4.93	31,648	1.34		1.60		1.53		1.41		90
10.90	4.87	42,448	1.34		1.69		1.52		1.51		90
10.89	6.12	118,291	0.19		2.83		0.33		2.69		90
10.91	5.59	1,798	0.69		2.14		0.88		1.95		90

10.79	10.28	53,944	0.58		2.42		0.99		2.01		52
10.78	9.36	28,265	1.33		1.61		1.74		1.20		52
10.80	9.48	25,835	1.33		1.64		1.74		1.23		52
10.78	10.60	47,030	0.18		2.75		0.59		2.34		52
10.80	10.15	2,106	0.68		2.27		1.09		1.86		52

10.00	16.13	33,379	0.60		2.52		1.03		2.09		41
10.00	15.26	23,620	1.35		1.72		1.78		1.29		41
10.01	15.28	17,540	1.35		1.76		1.78		1.33		41
10.00	16.57	30,676	0.20		2.84		0.63		2.41		41
10.01	15.98	1,724	0.70		2.38		1.13		1.95		41

8.83	(3.76)	24,057	0.60		2.72		1.10		2.22		40
8.83	(4.48)	21,543	1.35		1.98		1.85		1.48		40
8.84	(4.50)	13,129	1.35		1.97		1.85		1.47		40
8.83	(3.35)	28,778	0.20		3.19		0.70		2.69		40
8.84	(3.84)	1,535	0.70		2.77		1.20		2.27		40

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value at	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2007 - A	$12.95	$0.07	$0.63	$0.70	$(0.07)	$—	$(0.07)
2007 - B	12.92	0.02	0.63	0.65	(0.02)	—	(0.02)
2007 - C	12.89	0.02	0.63	0.65	(0.02)	—	(0.02)
2007 - Institutional	12.98	0.10	0.63	0.73	(0.09)	—	(0.09)
2007 - Service	12.92	0.06	0.63	0.69	(0.06)	—	(0.06)
FOR THE YEARS ENDED DECEMBER 31,

2006 - A	12.18	0.26	1.42	1.68	(0.33)	(0.58)	(0.91)
2006 - B	12.16	0.14	1.44	1.58	(0.24)	(0.58)	(0.82)
2006 - C	12.14	0.17	1.41	1.58	(0.25)	(0.58)	(0.83)
2006 - Institutional	12.21	0.30	1.43	1.73	(0.38)	(0.58)	(0.96)
2006 - Service	12.16	0.23	1.43	1.66	(0.32)	(0.58)	(0.90)

2005 - A	11.46	0.33	0.69	1.02	(0.24)	(0.06)	(0.30)
2005 - B	11.45	0.19	0.73	0.92	(0.15)	(0.06)	(0.21)
2005 - C	11.43	0.21	0.72	0.93	(0.16)	(0.06)	(0.22)
2005 - Institutional	11.49	0.42	0.64	1.06	(0.28)	(0.06)	(0.34)
2005 - Service	11.44	0.26	0.75	1.01	(0.23)	(0.06)	(0.29)

2004 - A	10.17	0.22	1.28	1.50	(0.21)	—	(0.21)
2004 - B	10.15	0.13	1.30	1.43	(0.13)	—	(0.13)
2004 - C	10.14	0.13	1.29	1.42	(0.13)	—	(0.13)
2004 - Institutional	10.19	0.26	1.29	1.55	(0.25)	—	(0.25)
2004 - Service	10.15	0.21	1.28	1.49	(0.20)	—	(0.20)

2003 - A	8.39	0.21	1.83	2.04	(0.26)	—	(0.26)
2003 - B	8.38	0.14	1.82	1.96	(0.19)	—	(0.19)
2003 - C	8.37	0.14	1.82	1.96	(0.19)	—	(0.19)
2003 - Institutional	8.40	0.27	1.81	2.08	(0.29)	—	(0.29)
2003 - Service	8.37	0.20	1.83	2.03	(0.25)	—	(0.25)

2002 - A	9.38	0.19	(0.98)	(0.79)	(0.20)	—	(0.20)
2002 - B	9.36	0.12	(0.96)	(0.84)	(0.14)	—	(0.14)
2002 - C	9.36	0.12	(0.97)	(0.85)	(0.14)	—	(0.14)
2002 - Institutional	9.39	0.21	(0.96)	(0.75)	(0.24)	—	(0.24)
2002 - Service	9.36	0.18	(0.98)	(0.80)	(0.19)	—	(0.19)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the end of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		total expenses		income to		Portfolio
value, end	Total	period	to average		average		to average		average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$13.58	5.40%	$1,868,975	0.60	%(d)	1.08	%(d)	0.62	%(d)	1.06	%(d)	16%
13.55	5.03	165,419	1.35	(d)	0.33	(d)	1.37	(d)	0.31	(d)	16
13.52	5.07	665,333	1.35	(d)	0.34	(d)	1.37	(d)	0.32	(d)	16
13.62	5.58	421,083	0.20	(d)	1.49	(d)	0.22	(d)	1.47	(d)	16
13.55	5.35	11,976	0.70	(d)	0.96	(d)	0.72	(d)	0.94	(d)	16

12.95	13.95	1,282,452	0.59		2.02		0.63		1.98		84
12.92	13.05	123,497	1.34		1.10		1.38		1.06		84
12.89	13.06	418,813	1.34		1.31		1.38		1.27		84
12.98	14.41	249,858	0.19		2.30		0.23		2.26		84
12.92	13.76	5,248	0.69		1.82		0.73		1.78		84

12.18	8.99	496,785	0.59		2.73		0.71		2.61		53
12.16	8.09	93,433	1.34		1.61		1.46		1.49		53
12.14	8.15	149,581	1.34		1.78		1.46		1.66		53
12.21	9.37	175,272	0.19		3.37		0.28		3.28		53
12.16	8.87	3,245	0.69		2.25		0.82		2.12		53

11.46	14.85	203,730	0.57		2.05		0.88		1.74		53
11.45	14.11	79,369	1.32		1.19		1.63		0.88		53
11.43	14.05	84,937	1.32		1.25		1.63		0.94		53
11.49	15.35	19,448	0.17		2.41		0.48		2.10		53
11.44	14.77	2,801	0.67		1.96		0.98		1.65		53

10.17	24.55	134,430	0.60		2.33		0.89		2.04		38
10.15	23.53	73,619	1.35		1.54		1.64		1.25		38
10.14	23.60	65,853	1.35		1.58		1.64		1.29		38
10.19	25.12	10,938	0.20		3.01		0.49		2.72		38
10.15	24.49	1,985	0.70		2.21		0.99		1.92		38

8.39	(8.44)	105,812	0.60		2.15		0.90		1.85		31
8.38	(9.07)	65,864	1.35		1.35		1.65		1.05		31
8.37	(9.16)	50,722	1.35		1.40		1.65		1.10		31
8.40	(8.08)	5,476	0.20		2.36		0.50		2.06		31
8.37	(8.56)	1,587	0.70		2.08		1.00		1.78		31

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value at	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2007 - A	$14.57	$0.03	$0.95	$0.98	$—	$—	$—
2007 - B	14.58	(0.02)	0.94	0.92	—	—	—
2007 - C	14.46	(0.03)	0.95	0.92	—	—	—
2007 - Institutional	14.61	0.06	0.96	1.02	—	—	—
2007 - Service	14.53	0.02	0.94	0.96	—	—	—

FOR THE YEARS ENDED DECEMBER 31,

2006 - A	13.00	0.22	2.00	2.22	(0.26)	(0.39)	(0.65)
2006 - B	13.02	0.08	2.03	2.11	(0.16)	(0.39)	(0.55)
2006 - C	12.94	0.11	1.99	2.10	(0.19)	(0.39)	(0.58)
2006 - Institutional	13.02	0.27	2.01	2.28	(0.30)	(0.39)	(0.69)
2006 - Service	12.95	0.17	2.04	2.21	(0.24)	(0.39)	(0.63)

2005 - A	11.88	0.20	1.06	1.26	(0.14)	—	(0.14)
2005 - B	11.90	0.07	1.09	1.16	(0.04)	—	(0.04)
2005 - C	11.86	0.09	1.06	1.15	(0.07)	—	(0.07)
2005 - Institutional	11.88	0.23	1.08	1.31	(0.17)	—	(0.17)
2005 - Service	11.83	0.17	1.07	1.24	(0.12)	—	(0.12)

2004 - A	10.22	0.12	1.67	1.79	(0.13)	—	(0.13)
2004 - B	10.23	0.04	1.67	1.71	(0.04)	—	(0.04)
2004 - C	10.21	0.04	1.67	1.71	(0.06)	—	(0.06)
2004 - Institutional	10.21	0.19	1.65	1.84	(0.17)	—	(0.17)
2004 - Service	10.18	0.11	1.66	1.77	(0.12)	—	(0.12)

2003 - A	7.91	0.11	2.34	2.45	(0.14)	—	(0.14)
2003 - B	7.93	0.05	2.32	2.37	(0.07)	—	(0.07)
2003 - C	7.92	0.05	2.31	2.36	(0.07)	—	(0.07)
2003 - Institutional	7.91	0.17	2.30	2.47	(0.17)	—	(0.17)
2003 - Service	7.88	0.11	2.32	2.43	(0.13)	—	(0.13)

2002 - A	9.30	0.11	(1.38)	(1.27)	(0.12)	—	(0.12)
2002 - B	9.29	0.04	(1.35)	(1.31)	(0.05)	—	(0.05)
2002 - C	9.30	0.04	(1.37)	(1.33)	(0.05)	—	(0.05)
2002 - Institutional	9.30	0.13	(1.36)	(1.23)	(0.16)	—	(0.16)
2002 - Service	9.27	0.10	(1.37)	(1.27)	(0.12)	—	(0.12)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return (b)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$15.55	6.73%	$1,628,802	0.60	%(d)	0.40	%(d)	0.62	%(d)	0.38	%(d)	23%
15.50	6.31	220,655	1.35	(d)	(0.33	)(d)	1.37	(d)	(0.35	)(d)	23
15.38	6.36	878,990	1.35	(d)	(0.36	)(d)	1.37	(d)	(0.38	)(d)	23
15.63	6.91	181,385	0.20	(d)	0.74	(d)	0.22	(d)	0.72	(d)	23
15.49	6.61	13,120	0.70	(d)	0.27	(d)	0.72	(d)	0.25	(d)	23

14.57	17.14	1,007,967	0.59		1.56		0.63		1.52		51
14.58	16.26	139,356	1.34		0.59		1.38		0.55		51
14.46	16.28	544,678	1.34		0.80		1.38		0.76		51
14.61	17.64	175,684	0.19		1.93		0.23		1.89		51
14.53	17.06	4,766	0.69		1.20		0.73		1.16		51

13.00	10.60	299,961	0.59		1.58		0.72		1.45		48
13.02	9.76	88,741	1.34		0.61		1.48		0.47		48
12.94	9.67	173,355	1.34		0.77		1.47		0.64		48
13.02	11.05	75,132	0.19		1.81		0.31		1.69		48
12.95	10.49	3,421	0.69		1.35		0.82		1.22		48

11.88	17.54	129,419	0.58		1.16		0.89		0.85		44
11.90	16.72	71,753	1.33		0.33		1.64		0.02		44
11.86	16.77	86,277	1.33		0.42		1.64		0.11		44
11.88	18.05	27,967	0.18		1.77		0.49		1.46		44
11.83	17.38	1,736	0.68		1.03		0.99		0.72		44

10.22	30.96	89,342	0.60		1.29		0.92		0.97		46
10.23	29.87	67,025	1.35		0.53		1.67		0.21		46
10.21	29.88	55,151	1.35		0.57		1.67		0.25		46
10.21	31.30	8,747	0.20		1.92		0.52		1.60		46
10.18	30.85	1,358	0.70		1.21		1.02		0.89		46

7.91	(13.64)	72,060	0.60		1.25		0.93		0.92		23
7.93	(14.13)	56,279	1.35		0.47		1.68		0.14		23
7.92	(14.26)	40,571	1.35		0.49		1.68		0.16		23
7.91	(13.25)	3,525	0.20		1.52		0.53		1.19		23
7.88	(13.70)	840	0.70		1.20		1.03		0.87		23

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value at	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2007 - A	$16.04	$(0.01)	$1.29	$1.28	$—	$—	$—
2007 - B	15.55	(0.07)	1.25	1.18	—	—	—
2007 - C	15.48	(0.07)	1.25	1.18	—	—	—
2007 - Institutional	16.20	0.02	1.31	1.33	—	—	—
2007 - Service	15.92	(0.02)	1.28	1.26	—	—	—

FOR THE YEARS ENDED DECEMBER 31,

2006 - A	13.82	0.15	2.70	2.85	(0.25)	(0.38)	(0.63)
2006 - B	13.42	(0.01)	2.65	2.64	(0.13)	(0.38)	(0.51)
2006 - C	13.40	0.03	2.60	2.63	(0.17)	(0.38)	(0.55)
2006 - Institutional	13.94	0.20	2.73	2.93	(0.29)	(0.38)	(0.67)
2006 - Service	13.75	0.26	2.55	2.81	(0.26)	(0.38)	(0.64)

2005 - A	12.30	0.06	1.48	1.54	(0.02)	—	(0.02)
2005 - B	12.01	(0.05)	1.46	1.41	—	—	—
2005 - C	11.99	(0.04)	1.45	1.41	—	—	—
2005 - Institutional	12.40	0.16	1.45	1.61	(0.07)	—	(0.07)
2005 - Service	12.24	0.05	1.47	1.52	(0.01)	—	(0.01)

2004 - A	10.36	0.05	1.91	1.96	(0.02)	—	(0.02)
2004 - B	10.18	(0.04)	1.87	1.83	—	—	—
2004 - C	10.17	(0.03)	1.85	1.82	—	—	—
2004 - Institutional	10.43	0.08	1.95	2.03	(0.06)	—	(0.06)
2004 - Service	10.32	0.04	1.89	1.93	(0.01)	—	(0.01)

2003 - A	7.72	0.04	2.66	2.70	(0.06)	—	(0.06)
2003 - B	7.59	(0.02)	2.61	2.59	—	—	—
2003 - C	7.59	(0.02)	2.60	2.58	— (d)	—	— (d)
2003 - Institutional	7.77	0.08	2.68	2.76	(0.10)	—	(0.10)
2003 - Service	7.68	0.03	2.65	2.68	(0.04)	—	(0.04)

2002 - A	9.25	0.02	(1.55)	(1.53)	—	—	—
2002 - B	9.17	(0.05)	(1.53)	(1.58)	—	—	—
2002 - C	9.16	(0.05)	(1.52)	(1.57)	—	—	—
2002 - Institutional	9.27	0.04	(1.54)	(1.50)	—	—	—
2002 - Service	9.21	0.01	(1.54)	(1.53)	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$17.32	7.98%	$569,353	0.60	%(e)	(0.12	)%(e)	0.64	%(e)	(0.16	)%(e)	24%
16.73	7.59	58,470	1.35	(e)	(0.87	)(e)	1.39	(e)	(0.91	)(e)	24
16.66	7.62	314,503	1.35	(e)	(0.87	)(e)	1.39	(e)	(0.91	)(e)	24
17.53	8.21	45,167	0.20	(e)	0.29	(e)	0.24	(e)	0.25	(e)	24
17.18	7.91	6,427	0.70	(e)	(0.23	)(e)	0.74	(e)	(0.27	)(e)	24

16.04	20.64	328,625	0.59		1.01		0.68		0.92		35
15.55	19.71	38,904	1.34		(0.05)		1.43		(0.14)		35
15.48	19.68	178,989	1.34		0.24		1.43		0.15		35
16.20	21.05	25,864	0.19		1.29		0.28		1.20		35
15.92	20.50	2,917	0.69		1.71		0.78		1.62		35

13.82	12.55	111,758	0.59		0.50		0.82		0.27		32
13.42	11.74	30,069	1.34		(0.38)		1.58		(0.62)		32
13.40	11.76	65,904	1.34		(0.30)		1.57		(0.53)		32
13.94	12.96	15,256	0.19		1.21		0.40		1.00		32
13.75	12.44	354	0.69		0.39		0.91		0.17		32

12.30	18.91	70,961	0.58		0.43		0.99		0.02		36
12.01	17.98	27,582	1.33		(0.38)		1.74		(0.79)		36
11.99	17.90	44,582	1.33		(0.31)		1.74		(0.72)		36
12.40	19.46	4,247	0.18		0.74		0.59		0.33		36
12.24	18.73	165	0.68		0.37		1.09		(0.04)		36

10.36	35.02	52,088	0.60		0.50		1.03		0.07		36
10.18	34.12	24,879	1.35		(0.27)		1.78		(0.70)		36
10.17	34.05	30,706	1.35		(0.22)		1.78		(0.65)		36
10.43	35.51	4,881	0.20		0.88		0.63		0.45		36
10.32	34.97	130	0.70		0.30		1.13		(0.13)		36

7.72	(16.54)	39,214	0.60		0.22		1.06		(0.24)		27
7.59	(17.23)	21,105	1.35		(0.58)		1.81		(1.04)		27
7.59	(17.14)	20,740	1.35		(0.54)		1.81		(1.00)		27
7.77	(16.18)	3,961	0.20		0.48		0.66		0.02		27
7.68	(16.61)	125	0.70		0.11		1.16		(0.35)		27

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income (loss) from
		investment operations
						Distributions
	Net asset					to shareholders
	value at	Net		Net realized	Total from	from net	Net asset
	beginning	investment		and unrealized	investment	investment	value, end
Year - Share Class	of period	income(a)		gain	operations	income	of period

FOR THE PERIOD ENDED JUNE 30, (Unaudited)

2007 - A (commenced March 30, 2007)	$10.00	$0.09	(e)	$0.03	$0.12	$(0.06)	$10.06
2007 - C (commenced March 30, 2007)	10.00	0.08	(e)	0.02	0.10	(0.05)	10.05
2007 - Institutional (commenced March 30, 2007)	10.00	0.09	(e)	0.04	0.13	(0.07)	10.06

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.
(e)	Includes non-recurring expense for a special shareholder meeting which amounted to approximately $0.01 per share and approximately 0.08% of average net assets.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

						Ratios assuming no
						expense reductions

				Ratio of				Ratio of
	Net assets	Ratio of		net investment		Ratio of		net investment
	at end of	net expenses		income		total expenses		income		Portfolio
Total	period	to average		to average		to average		to average		turnover
return(b)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

1.23%	$4,757	0.65	%(d)(e)	3.20	%(d)(e)	3.41	%(d)(e)	0.44	%(d)(e)	19%
1.00	1,859	1.40	(d)(e)	2.82	(d)(e)	4.16	(d)(e)	0.06	(d)(e)	19
1.30	10,136	0.25	(d)(e)	3.22	(d)(e)	3.01	(d)(e)	0.46	(d)(e)	19

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income (loss) from
		investment operations
						Distributions
	Net asset					to shareholders
	value at	Net		Net realized	Total from	from net	Net asset
	beginning	investment		and unrealized	investment	investment	value, end
Year - Share Class	of period	income(a)		gain	operations	income	of period

FOR THE PERIOD ENDED JUNE 30, (Unaudited)

2007 - A (commenced March 30, 2007)	$10.00	$0.07	(e)	$0.16	$0.23	$(0.05)	$10.18
2007 - C (commenced March 30, 2007)	10.00	0.06	(e)	0.16	0.22	(0.04)	10.18
2007 - Institutional (commenced March 30, 2007)	10.00	0.07	(e)	0.18	0.25	(0.06)	10.19

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.
(e)	Includes non-recurring expense for a special shareholder meeting which amounted to approximately $0.01 per share and approximately 0.10% of average net assets.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

						Ratios assuming no
						expense reductions

				Ratio of				Ratio of
	Net assets	Ratio of		net investment		Ratio of		net investment
	at end of	net expenses		income		total expenses		income (loss)		Portfolio
Total	period	to average		to average		to average		to average		turnover
return(b)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

2.34%	$3,831	0.67	%(d)(e)	2.73	%(d)(e)	4.37	%(d)(e)	(0.97	)% (d)(e)	34%
2.25	775	1.42	(d)(e)	1.98	(d)(e)	5.12	(d)(e)	(1.72	) (d)(e)	34
2.48	10,351	0.27	(d)(e)	3.13	(d)(e)	3.97	(d)(e)	(0.57	) (d)(e)	34

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statement Regarding Basis for Approval of Management Agreement (Unaudited)
     The Trustees oversee the management of Goldman Sachs Trust (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Portfolios.
     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 13, 2007 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in their reviews of the Portfolios’ investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have established a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 14, 2006, February 7, 2007 and May 9, 2007. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement, including: (a) the Portfolios’ investment performance; (b) the Portfolios’ management fee arrangements; (c) the Investment Adviser’s undertaking to reimburse certain expenses that exceed specified levels; (d) potential economies of scale and the level of breakpoints relating to the fees payable by the underlying funds in which the Portfolios invest (the “Underlying Funds”); (e) the relative expense levels of the Portfolios as compared to comparable funds; (f) data relating to the Investment Adviser’s profitability with respect to the Trust and the Portfolios; (g) capacity issues relating to certain of the Underlying Funds; (h) the quality of the non-advisory services provided by the Investment Adviser and its affiliates; (i) information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance, fee and expense comparisons for the Portfolios; (j) an update on soft dollars and other trading related issues with respect to the Underlying Funds; and (l) the quality of the services provided by the Portfolios’ unaffiliated service providers and reports on due diligence visits to outside service providers.
     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Underlying Funds; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams; (d) the groups within the Investment Adviser that support the portfolio management teams, including the legal and compliance departments, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Portfolios and the Underlying Funds for transfer agency, securities lending, distribution and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Portfolios’ other service providers including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various types of potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Portfolios’ investment performance, fees and expenses, including the Portfolios’ expense trends over time, the breakpoints in the contractual fee rates payable by the Underlying Funds, and the expense levels of the Underlying Funds.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended other sessions at which the Trustees reviewed the commission rates paid by the Underlying Funds on brokerage transactions, the Investment Adviser’s receipt of research services in connection with those transactions, and the payment of Rule 12b-1 distribution and service fees by the Portfolios. Information was also provided to the Trustees relating to revenue sharing payments made by the Investment Adviser, portfolio manager compensation, the alignment of the interests of the Portfolios and the portfolio managers, the number and types of accounts managed by the portfolio managers, and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent counsel, without representatives of the Investment Adviser present.
     The presentations made at the Contract Review Committee meetings and at the Annual Contract Meeting encompassed the Portfolios and other mutual fund portfolios for which the Board of Trustees has responsibility. While the Management Agreements for all of the Portfolios and these other mutual fund portfolios were approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to each Portfolio separately.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Portfolios and the Underlying Funds invest; (c) compliance reports; and (d) expenses borne by the Portfolios and the Underlying Funds. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe, and discussed the broad range of other investment choices that are available to investors.
     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Portfolios and the Underlying Funds by the Investment Adviser and its affiliates. These services include services as transfer agent, securities lending agent and distributor. In addition, affiliates of the Investment Adviser receive compensation in connection with the execution of portfolio transactions by the Underlying Funds and sales loads, distribution and service fees on the sale of certain classes of shares offered by the Portfolios. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Portfolios and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Adviser, including education and training initiatives.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
     The Trustees also considered the investment performance of the Portfolios and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Portfolios to the performance of other SEC-registered funds and to rankings and ratings issued by the Outside Data Provider. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks. This information on the Portfolios’ investment performance was provided for the one-, three-and five-year periods, or, in the case of Portfolios that had commenced investment operations within the past five years, for the applicable periods and since the Portfolio’s inception. In addition, the Trustees considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of the Portfolios in light of their respective investment objectives and policies, as well as in light of periodic analyses of their respective quality and risk profiles. In addition, the Trustees considered whether the Portfolios had operated within their investment policies, and their record of compliance with their investment limitations. The Trustees concluded that the Balanced Strategy Portfolio, Equity Growth Strategy Portfolio, Growth and Income Strategy Portfolio, and Growth Strategy Portfolio were continuing to provide competitive, and in some cases very competitive, performance for long-term investors. The Trustees noted that the Satellite Strategies Portfolio and Income Strategies Portfolio had each commenced investment operations on March 30, 2007. The Trustees believed that the Satellite Strategies Portfolio and Income Strategies Portfolio were providing acceptable performance to investors in light of their respective investment policies.
     The Board of Trustees also considered the contractual fee rates payable by the Portfolios under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Portfolios and the Portfolios’ total operating expense ratios (before and after voluntary expense reimbursements) were compared to similar information for comparable mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by the Outside Data Provider.
     More particularly, the Trustees reviewed analyses prepared by Outside Data Provider of the expense rankings of the Portfolios. The analyses provided a comparison of the Portfolios’ management fee rates to relevant peer groups and category universes; an expense analysis which compared each Portfolio’s expenses to a peer group and a category universe; and a five- year (or in the case of Portfolios that had commenced investment operations within the past five years, since inception) history comparing each Portfolio’s expenses to the category average. The analyses also compared the Portfolios’ transfer agency fees, custody and accounting fees and other expenses to peer groups and medians. The Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Portfolios.
     The Board of Trustees also considered the reductions in the contractual fee rates payable under the Management Agreement by certain of the Portfolios that was approved by the Trustees in 2004, the fees and expenses borne by the Underlying Funds, and the breakpoints in the contractual fee rates payable by the Underlying Funds that had been implemented. In addition, the Trustees noted the Investment Adviser’s voluntary undertaking to limit the “other expenses” ratios (excluding certain expenses) of each Portfolio to specified levels.
     In considering the management fee payable by the Portfolios and the fee breakpoints for the Underlying Funds, the Trustees reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Portfolios and their shareholders were participating in the benefits of those economies. In this regard, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser with the fee rates charged by other, unaffiliated investment managers to other mutual funds. Upon reviewing these matters again at the Annual Contract Meeting in 2007, the Trustees continued to believe that the fee breakpoints for the Underlying Funds were a way to ensure that benefits of scalability would be passed along to shareholders, including shareholders of the Portfolios, at the specified asset levels.
     The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Portfolios and the Underlying Funds as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage services, and the brokerage and research services received by the Investment Adviser in connection

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
with the placement of brokerage transactions for the Underlying Funds. In this regard, the Trustees noted that the Investment Adviser had adopted a policy to cease obtaining third party non-broker research based on the Underlying Funds’ brokerage transactions. In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Portfolios. In this regard the Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report an independent registered public accounting firm regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
     The Trustees noted that, with respect to the Income Strategies Portfolio and Satellite Strategies Portfolio, which commenced investment operations on March 30, 2007, the Trustees had considered, at a meeting held on February 7, 2007, (i) the initial appointment of Goldman Sachs Asset Management, L.P. to serve as each Portfolio’s investment adviser and (ii) the initial approval of each Portfolio’s Management Agreement. At that meeting, the Trustees considered, in addition to the above factors, the Investment Adviser’s ability to provide services to these Portfolios. In this regard, the Trustees noted that, although the Portfolios were new, many of the portfolio personnel who would be providing services to the Portfolios were currently providing services to other investment portfolios of the Trust. The Trustees concluded that the Investment Adviser would be able to provide quality services to the Portfolios. The Trustees considered the Portfolios’ anticipated assets under management and the fee comparisons that had been provided. The Trustees noted that the costs to the Investment Adviser in providing its services and the related profitability information would be reviewed periodically by the Trustees. The Trustees also considered the Investment Adviser’s potential profitability with respect to the Portfolios at their anticipated asset levels.
     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolios’ current and reasonably foreseeable asset levels, and that Management Agreement should be approved and continued with respect to each of the Portfolios.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Fund Expenses (Unaudited) — Period Ended June 30, 2007
          As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Portfolios you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Strategy Portfolio				Growth and Income Strategy Portfolio				Growth Strategy Portfolio				Equity Growth Strategy Portfolio

				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*

Class A
Actual	$1,000.00	$1,041.80		$3.04	$1,000.00	$1,054.00		$3.04	$1,000.00	$1,067.30		$3.08	$1,000.00	$1,079.80		$3.11
Hypothetical (5% return)	1,000.00	1,021.82	+	3.01	1,000.00	1,021.83	+	2.99	1,000.00	1,021.82	+	3.01	1,000.00	1,021.80	+	3.03

Class B
Actual	1,000.00	1,037.90		6.81	1,000.00	1,050.30		6.85	1,000.00	1,063.10		6.91	1,000.00	1,075.90		6.96
Hypothetical (5% return)	1,000.00	1,018.11	+	6.75	1,000.00	1,018.12	+	6.74	1,000.00	1,018.10	+	6.76	1,000.00	1,018.08	+	6.77

Class C
Actual	1,000.00	1,037.30		6.83	1,000.00	1,050.70		6.85	1,000.00	1,063.60		6.91	1,000.00	1,076.20		6.97
Hypothetical (5% return)	1,000.00	1,018.09	+	6.75	1,000.00	1,018.12	+	6.74	1,000.00	1,018.10	+	6.76	1,000.00	1,018.08	+	6.77

Institutional
Actual	1,000.00	1,043.70		1.00	1,000.00	1,055.80		1.00	1,000.00	1,069.10		1.02	1,000.00	1,082.10		1.06
Hypothetical (5% return)	1,000.00	1,023.82	+	0.99	1,000.00	1,023.82	+	0.99	1,000.00	1,023.81	+	1.00	1,000.00	1,023.78	+	1.03

Service
Actual	1,000.00	1,042.00		3.52	1,000.00	1,053.50		3.55	1,000.00	1,066.10		3.58	1,000.00	1,079.10		3.62
Hypothetical (5% return)	1,000.00	1,021.34	+	3.49	1,000.00	1,021.34	+	3.49	1,000.00	1,021.33	+	3.51	1,000.00	1,021.31	+	3.52

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

	Income Strategies Portfolio				Satellite Strategies Portfolio

				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		3 months ended	Account Value	Account Value		3 months ended
Share Class	3/30/07#	6/30/07		6/30/07*	3/30/07#	6/30/07		6/30/07*

Class A
Actual	$1,000.00	$1,012.30		$1.65	$1,000.00	$1,023.40		$1.71
Hypothetical (5% return)	1,000.00	1,011.00	+	1.65	1,000.00	1,010.90	+	1.70

Class C
Actual	1,000.00	1,010.00		3.55	1,000.00	1,022.50		3.62
Hypothetical (5% return)	1,000.00	1,009.10	+	3.54	1,000.00	1,009.00	+	3.60

Institutional
Actual	1,000.00	1,013.00		0.63	1,000.00	1,024.80		0.69
Hypothetical (5% return)	1,000.00	1,012.00	+	0.63	1,000.00	1,011.90	+	0.68

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2007. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The expense ratios for the period were as follows:

Portfolio	Class A	Class B	Class C	Institutional	Service

Balanced Strategy	0.60%	1.35%	1.35%	0.20%	0.70%
Growth and Income Strategy	0.60	1.35	1.35	0.20	0.70
Growth Strategy	0.60	1.35	1.35	0.20	0.70
Equity Growth Strategy	0.60	1.35	1.35	0.20	0.70
Income Strategies	0.65	N/A	1.40	0.25	N/A
Satellite Strategies	0.67	N/A	1.42	0.27	N/A

+	Hypothetical expenses are based on each Portfolio’s actual net expense ratios and an assumed rate of return of 5% per year before expenses.

#	Income Strategies and Satellite Strategies Portfolios commenced operations on March 30, 2007.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $740.8 billion in assets under management as of June 30, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market Funds[1] Fixed Income Funds
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free
Municipal Fund[2] ▪  New York AMT-Free
Municipal Fund[2] ▪  Tennessee Municipal Fund
▪  Municipal Income Fund
▪  U.S. Mortgages Fund
▪  Government Income Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪ Emerging Markets Debt Fund	Domestic Equity Funds
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Structured Small Cap Value Fund
▪  Structured Small Cap Growth Fund
▪ Small Cap Value Fund	International Equity Funds
▪  Structured International Equity Fund
▪  Structured International Equity
Flex Fund
▪  Strategic International Equity Fund
▪  Concentrated International
Equity Fund[2] ▪  Japanese Equity Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Emerging Markets Equity Fund
▪  Concentrated Emerging Markets
Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Asset Allocation Funds[3] Specialty Funds[3] ▪  U.S. Equity Dividend and
Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate
Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 26, 2006, the International Equity Fund was renamed the Concentrated International Equity Fund. Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation or Specialty category.
The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker Jessica Palmer Alan A. Shuch Richard P. Strubel Kaysie P. Uniacke	OFFICERS Kaysie P. Uniacke, President James A. McNamara, Senior Vice President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Asset Allocation Portfolios are subject to underlying portfolio expenses as well as the expenses of the portfolio, and the cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
Portfolios on the efficient frontier are optimal in both the sense that they offer maximal expected return for some given level of risk and minimal risk for some given level of expected return. The efficient frontier is the line created from the risk-reward graph, comprised of optimal portfolios. The optimal portfolios plotted along the curve have the highest expected return possible for the given amount of risk.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Portfolios.

Copyright 2007 Goldman, Sachs & Co. All rights reserved. 07-1659	AASAR / 244.6K / 06-07

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	September 5, 2007